Related party transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,735,600	$ 2,762,736
Long-term employee benefits	99,059	11,124
Post-employment benefits	30,720	18,900
Share based payments	7,237,185	1,704,995
Key management personnel compensation	$ 10,102,564	$ 4,497,755